Expense Example	Mar. 01, 2026 USD ($)
Sound Mind Investing Fund | Sound Mind Investing Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 165
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,922
SMI Multi-Strategy Fund | SMI Multi-Strategy Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	174
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	2,019
SMI Dynamic Allocation Fund | SMI Dynamic Allocation Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	$ 1,889